Leases - Schedule Of Changes in Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	₩ 17,202,873	₩ 20,200,332
Depreciation	(3,648,676)	(4,323,173)
Gain or loss on foreign currency translation	(52,127)	762,397
Ending Balance	14,470,776	17,202,873
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	426,342
Ending Balance	416,103	426,342
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	379,096
Depreciation	(298,610)	(305,354)
Gain or loss on foreign currency translation	(1,058)	9,741
Ending Balance	356,325	379,096
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	88,933	119,246
Acquisitions	59,797	33,865
Depreciation	(54,801)	(68,445)
Gain or loss on foreign currency translation	5,819	23,058
Classified as held for sale		(18,791)
Ending Balance	99,748	88,933
Right-of-use assets [member] | Buildings and Structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	28,152	57,946
Acquisitions	54,542	24,008
Depreciation	(44,366)	(56,080)
Gain or loss on foreign currency translation	1,295	(13,877)
Classified as held for sale		(11,599)
Ending Balance	39,623	28,152
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	51,012	51,249
Acquisitions	75	1
Depreciation	(2,479)	(3,063)
Gain or loss on foreign currency translation	3,697	8,410
Classified as held for sale		(5,585)
Ending Balance	52,305	51,012
Right-of-use assets [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,750	714
Acquisitions	954	2,658
Depreciation	(2,024)	(1,645)
Gain or loss on foreign currency translation	32	23
Ending Balance	712	1,750
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	6,497	7,439
Acquisitions	4,100	7,044
Depreciation	(5,234)	(6,879)
Gain or loss on foreign currency translation	303	(456)
Classified as held for sale		(1,563)
Ending Balance	5,666	6,497
Right-of-use assets [member] | Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,522	1,898
Acquisitions	126	154
Depreciation	(698)	(778)
Gain or loss on foreign currency translation	492	292
Classified as held for sale		(44)
Ending Balance	₩ 1,442	₩ 1,522